GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features
GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES
A)     Variable Annuity Contracts – GMDB, GMIB, GIB and GWBL and Other Features
The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•
Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.
The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the Balance Sheet in future policy benefits and other policyholders’ liabilities:

	GMDB	GMIB	Total
	(In Millions)
Balance at January 1, 2014	$1,626	4,203	$5,829
Paid guarantee benefits	(231)	(220)	(451)
Other changes in reserve	334	1,661	1,995
Balance at December 31, 2014	1,729	5,644	7,373
Paid guarantee benefits	(313)	(89)	(402)
Other changes in reserve	1,570	(258)	1,312
Balance at December 31, 2015	2,986	5,297	8,283
Paid guarantee benefits	(357)	(280)	(637)
Other changes in reserve	583	560	1,143
Balance at December 31, 2016	$3,212	$5,577	$8,789

Related GMDB reinsurance ceded amounts were:

GMDB
(In Millions)
Balance at January 1, 2014	$791
Paid guarantee benefits	(114)
Other changes in reserve	155
Balance at December 31, 2014	832
Paid guarantee benefits	(148)
Other changes in reserve	746
Balance at December 31, 2015	1,430
Paid guarantee benefits	(174)
Other changes in reserve	302
Balance at December 31, 2016	$1,558

The GMIB reinsurance contracts are considered derivatives and are reported at fair value.
The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(Dollars In Millions)
GMDB:
Account values invested in:
General Account	$13,642	$121	$72	$220	$14,055
Separate Accounts	$40,736	$8,905	$3,392	$33,857	$86,890
Net amount at risk, gross	$237	$154	$2,285	$16,620	$19,296
Net amount at risk, net of amounts reinsured	$237	$108	$1,556	$7,152	$9,053
Average attained age of contractholders	51.2	65.8	72.3	67.1	55.1
Percentage of contractholders over age 70	9.2%	37.1%	60.4%	40.6%	17.1%
Range of contractually specified interest rates	N/A	N/A	3%-6%	3%-6.5%	3%-6.5%
GMIB:
Account values invested in:
General Account	N/A	N/A	$33	$321	$354
Separate Accounts	N/A	N/A	$18,170	$39,678	$57,848
Net amount at risk, gross	N/A	N/A	$1,084	$6,664	$7,748
Net amount at risk, net of amounts reinsured	N/A	N/A	$334	$1,675	$2,009
Weighted average years remaining until annuitization	N/A	N/A	1.6	1.3	1.3
Range of contractually specified interest rates	N/A	N/A	3%-6%	3%-6.5%	3%-6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 9.

The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $1,051 million and $494 million at December 31, 2016 and 2015, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

•
Variable Annuity Inforce management. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator® contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired.  The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider.  To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net earnings in 2016. For additional information, see “Accounting for VA Guarantee Features” in Note 2.

B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:
Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2016	2015
	(In Millions)
GMDB:
Equity	$69,625	$66,230
Fixed income	2,483	2,686
Balanced	14,434	15,350
Other	348	374
Total	$86,890	$84,640
GMIB:
Equity	$45,931	$43,874
Fixed income	1,671	1,819
Balanced	10,097	10,696
Other	149	170
Total	$57,848	$56,559

C)   Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features
Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator® series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.
These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.
D)   Variable and Interest-Sensitive Life Insurance Policies – No Lapse Guarantee
The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.
The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders’ liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

	Direct Liability	Reinsurance Ceded	Net
	(In Millions)
Balance at January 1, 2014	$829	$(441)	$388
Other changes in reserves	135	(114)	21
Balance at December 31, 2014	964	(555)	409
Other changes in reserves	120	16	136
Balance at December 31, 2015	1,084	(539)	545
Other changes in reserves	118	(84)	34
Balance at December 31, 2016	$1,202	$(623)	$579